As filed with the Securities and Exchange Commission on June 6, 2023
File Nos. 333-160595
811-22311

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 159
☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 161
☒

SCHWAB STRATEGIC TRUST
(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)

Catherine M. MacGregor, Esq.
211 Main Street
San Francisco, California 94105
(Name and Address of Agent for Service)

Copies of communications to:
Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199‑3600

It is proposed that this filing will become effective (check appropriate box):
□ Immediately upon filing pursuant to paragraph (b)
☒  On June 26, 2023, pursuant to paragraph (b)
□  60 days after filing pursuant to paragraph (a)(1)
□  On (date) pursuant to paragraph (a)(1)
□  75 days after filing pursuant to paragraph (a)(2)
□ On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 159 to the Registration Statement of Schwab Strategic Trust (the Registrant) is being filed, pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the 1933 Act), for the sole purpose of delaying, until June 26, 2023, the effectiveness of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A filed on January 17, 2023, pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0001104659-23-004135) (referred to herein as PEA No. 154). The effectiveness of PEA No. 154 was previously delayed by Post-Effective Amendment No. 155 to the Registrant’s Registration Statement, which was filed on March 31, 2023, Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, which was filed on April 10, 2023, and Post-Effective Amendment No. 158 to the Registrant’s Registration Statement, which was filed on May 8, 2023.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of PEA No. 154 to the Registrant’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 159 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 159 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 6th day of June, 2023.
SCHWAB STRATEGIC TRUST Registrant
Jonathan de St. Paer* Jonathan de St. Paer, President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 159 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 6th day of June, 2023.
Signature	Title
Walter W. Bettinger II* Walter W. Bettinger II	Chairman and Trustee
Michael J. Beer* Michael J. Beer	Trustee
Robert W. Burns* Robert W. Burns	Trustee
Nancy F. Heller* Nancy F. Heller	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Jane P. Moncreiff* Jane P. Moncreiff	Trustee
Kimberly S. Patmore* Kimberly S. Patmore	Trustee
J. Derek Penn* J. Derek Penn	Trustee
Richard A. Wurster* Richard A. Wurster	Trustee
Dana S. Smith* Dana S. Smith	Treasurer and Chief Financial Officer
*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney‑in‑Fact Pursuant to Power of Attorney